EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

NOTE 35 - EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

A)	On February 10, 2023, the airline Fast Colombia S.A.S. ("Viva Air Colombia") announced that it began in Colombia a business recovery process (PRE), an extrajudicial process regulated in Decreto 560 of 2020. Subsequently, on February 14, 2023, LATAM Airlines Colombia, a subsidiary of LATAM Airlines Group S.A., expressed its interest in initiating negotiations to acquire Viva Air Colombia. The transaction is subject to a financial analysis, an eventual agreement between the parties and the corresponding regulatory approvals. To date, LATAM has not submitted any purchase proposal to Viva Air Colombia or its controlling shareholders. On February 27, 2023, Viva Air Colombia announced the suspension of its operations with immediate effect.

B)	On March 2, 2023, an agreement was signed to receive under operational lease 4 aircraft of the Boeing 787 family, whose deliveries will be during 2025.

C)	After December 31, 2022, and until the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature, which significantly affect the balances or interpretation thereof.

D)	The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2022, have been approved in the Extraordinary Session of the Board of Directors on March 9, 2023.